FINANCIAL INSTRUMENTS - Details of financial assets and financial liabilities (Details) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Assets	$ 32,462	$ 9,695
Liabilities	109,378	30,357
Financial liabilities at amortised cost
Financial instruments
Liabilities	109,378	30,357
Financial assets at amortized cost
Financial instruments
Assets	30,878	8,172
Financial assets at fair value accounted through profit or loss
Financial instruments
Assets	1,446	1,523
Financial assets at fair value accounted through other comprehensive income
Financial instruments
Assets	138
Trade payables
Financial instruments
Liabilities	23,424	5,737
Trade payables | Financial liabilities at amortised cost
Financial instruments
Liabilities	23,424	5,737
Financial debt
Financial instruments
Liabilities	79,312	16,009
Financial debt | Financial liabilities at amortised cost
Financial instruments
Liabilities	79,312	16,009
Salaries and social security payables
Financial instruments
Liabilities	6,294	2,585
Salaries and social security payables | Financial liabilities at amortised cost
Financial instruments
Liabilities	6,294	2,585
Other liabilities
Financial instruments
Liabilities	348	6,026
Other liabilities | Financial liabilities at amortised cost
Financial instruments
Liabilities	348	6,026
Cash and cash equivalents
Financial instruments
Assets	6,891	6,517
Cash and cash equivalents | Financial assets at amortized cost
Financial instruments
Assets	6,831	5,153
Cash and cash equivalents | Financial assets at fair value accounted through profit or loss
Financial instruments
Assets	60	1,364
Cash and banks | Financial assets at amortized cost
Financial instruments
Assets	1,878	5,120
Investments
Financial instruments
Assets	5,998	162
Investments | Financial assets at amortized cost
Financial instruments
Assets	5,269	3
Investments | Financial assets at fair value accounted through profit or loss
Financial instruments
Assets	729	159
Trade receivables
Financial instruments
Assets	17,476	2,588
Trade receivables | Financial assets at amortized cost
Financial instruments
Assets	17,476	2,588
Other receivables
Financial instruments
Assets	2,097	428
Other receivables | Financial assets at amortized cost
Financial instruments
Assets	1,302	$ 428
Other receivables | Financial assets at fair value accounted through profit or loss
Financial instruments
Assets	657
Other receivables | Financial assets at fair value accounted through other comprehensive income
Financial instruments
Assets	$ 138